Stockholder's Deficit		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Stockholder's Deficit
Stockholder's Deficit

Note 3 — Stockholder’s Deficit

Common Stock - The Company is authorized to issue 1,000 shares of common stock, par value of $0.0001 per share (the “Common Stock”). As of December 31, 2023, there was 1 share of Common Stock issued and outstanding.

Note 3 — Stockholder’s Deficit

Common Stock — The Company is authorized to issue 1,000 shares of common stock, par value of $0.0001 per share (the “Common Stock”). As of June 30, 2024 and December 31, 2023, there was one share of Common Stock issued and outstanding.